Acquisition of Sri Sai Cable and Broadband Private Limited (Details) - Schedule of Changes in Goodwill - Gross carrying amount [member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Changes in Goodwill [Line Items]
Balance at beginning	$ 732,782
Acquired through business combination		658,837
Net exchange differences	(10,174)	73,945
Balance at ending	$ 722,608	$ 732,782